Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value on recurring basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2014 and December 31, 2013 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:
December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$279,327	$—	$—	$279,327
Equity securities	2,321	$—	—	2,321
Total	$281,648	$—	$—	$281,648
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$4,282	$4,282
Acquisition-related contingent consideration—long-term	—	—	41,723	41,723
Total	$—	$—	$46,005	$46,005

At December 31, 2014, money market funds include $124.4 million in Qualified Settlement Funds to be disbursed to mesh-related product liability claimants. See Note 14. Commitments and Contingencies for further discussion of our product liability cases.

	Fair Value Measurements at Reporting Date using:
December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$843,390	$—	$—	$843,390
Equity securities	2,979	—	—	2,979
Total	$846,369	$—	$—	$846,369
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$3,878	$3,878
Acquisition-related contingent consideration—long-term	—	—	869	869
Total	$—	$—	$4,747	$4,747

Changes to liability for acquisition-related contingent consideration
The following table presents changes to the Company’s liability for acquisition-related contingent consideration, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013 (in thousands):

	2014	2013
Beginning of period	$4,747	$8,924
Amounts acquired	40,224	—
Amounts settled	—	(5,000)
Transfers (in) and/or out of Level 3	—	—
Changes in fair value recorded in earnings	1,034	823
End of period	$46,005	$4,747

Summary of available-for-sale securities
The following is a summary of available-for-sale securities held by the Company at December 31, 2014 and December 31, 2013 (in thousands):

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2014
Money market funds	$279,327	$—	$—	$279,327
Total included in cash and cash equivalents	$154,959	$—	$—	$154,959
Total included in restricted cash and cash equivalents	$124,368	$—	$—	$124,368
Equity securities	$805	$10	$—	$815
Total other short-term available-for-sale securities	$805	$10	$—	$815
Equity securities	$1,766	$—	$(260)	$1,506
Long-term available-for-sale securities	$1,766	$—	$(260)	$1,506

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2013
Money market funds	$843,390	$—	$—	$843,390
Total included in cash and cash equivalents	$73,390	$—	$—	$73,390
Total included in restricted cash and cash equivalents	$770,000	$—	$—	$770,000
Equity securities	$1,766	$1,213	$—	$2,979
Long-term available-for-sale securities	$1,766	$1,213	$—	$2,979

Financial assets measured at fair value on a nonrecurring basis
The Company’s financial assets measured at fair value on a nonrecurring basis during the year ended December 31, 2014 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:			Total Income (Expense) for the Year Ended December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Certain other intangible assets	$—	$—	$3,300	$(18,200)
Property, plant and equipment (See Note 9)	—	—	—	(4,342)
	$—	$—	$3,300	$(22,542)
Liabilities:
Minimum Voltaren® Gel royalties due to Novartis	$—	$—	$37,500	$—
Total	$—	$—	$37,500	$—
The Company’s financial assets, excluding assets held for sale, measured at fair value on a nonrecurring basis during the year ended December 31, 2013 were as follows (in thousands):

	Fair Value Measurements at Measurement Date using:			Total Expense for the Year Ended December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
AMS IPR&D intangible asset	$—	$—	$8,000	$(6,000)
Qualitest IPR&D intangible assets	—	—	—	(17,000)
Epicept intangible asset	—	—	—	(1,500)
Property, plant and equipment (See Note 9)	—	—	—	(7,511)
Total	$—	$—	$8,000	$(32,011)
Liabilities:
Minimum Voltaren® Gel royalties due to Novartis	$—	$—	$21,451	$—
Total	$—	$—	$21,451	$—